UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment   [_]; Amendment Number: ___________

This Amendment (Check only one): [_]    is a restatement.
                                 [_]    adds new entries.

Institutional Investment Manager Filing this Report:

Name:    RA Capital Management, LLC
         -------------------------------------
Address: 20 Park Plaza, Suite 905
         -------------------------------------
         Boston, MA 02116
         -------------------------------------

Form 13F File Number: 28-12884
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Kolchinsky
         -------------------------------------
Title:   Manager
         -------------------------------------
Phone:   (617) 778-2500
         -------------------------------------
Signature, Place, and Date of Signing


   /s/ Peter Kolchinsky             Boston, MA              February 16, 2010
--------------------------   --------------------------   ----------------------
       [Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                           -----------------

Form 13F Information Tabel Entry Total:    15
                                           -----------------

Form 13F Information Table Value Total:    77,503
                                           -----------------
                                           (thousands)
List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2   COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------  -----------  -------- -------------------------  ----------  -------- ---------------------
                               TITLE OF                VALUE        SHRS OR   SH/   PUT/  INVESTMENT   OTHER     VOTING   AUTHORITY
      NAME OF ISSUER            CLASS       CUSIP     (x$1000)      PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE/   SHARED/NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS INC         COM     00163U 10 6     6,883       180,978   SH            SOLE     N/A       180,978
AMARIN CORP PLC                 SPONS
                               ADR NEW   023111 20 6     5,434     3,800,000   SH            SOLE     N/A     3,800,000
BIOSPECIFICS TECHNOLOGIES CO     COM     090931 10 6    24,701       841,603   SH            SOLE     N/A       841,603
CHINA BIOLOGIC PRODS INC         COM     16938C 10 6       139        11,500   SH            SOLE     N/A        11,500
COLUMBIA LABS INC                COM     197779 10 1     2,951     2,732,300   SH            SOLE     N/A     2,732,300
DENDREON CORP                    COM     24823Q 10 7     6,367       242,294   SH            SOLE     N/A       242,294
GILEAD SCIENCES INC              COM     375558 10 3     5,037       116,400   SH            SOLE     N/A       116,400
IDENIX PHARMACEUTICALS INC       COM     45166R 20 4     2,187     1,017,187   SH            SOLE     N/A     1,017,187
LIGAND PHARMACEUTICALS INC       CL B    53220K 20 7        29        13,200   SH            SOLE     N/A        13,200
MAP PHARMACEUTICALS INC          COM     56509R 10 8     5,003       524,982   SH            SOLE     N/A       524,982
NEUROCRINE BIOSCIENCES INC       COM     64125C 10 9       474       174,425   SH            SOLE     N/A       174,425
OSI PHARMACEUTICALS INC          COM     671040 10 3     8,227       264,886   SH            SOLE     N/A       264,886
PHARMASSET INC                   COM     71715N 10 6     7,250       350,260   SH            SOLE     N/A       350,260
TARGACEPT INC                    COM     87611R 30 6     2,448       117,150   SH            SOLE     N/A       117,150
TELIK INC                        COM     87959M 10 9       372       474,113   SH            SOLE     N/A       474,113